Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of loans, by loan type
Total loans	$ 7,209,151	$ 7,541,754
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	4,497,444	4,516,288
Real estate - mortgage
Summary of loans, by loan type
Total loans	867,831	999,144
Obligations of states and political subdivisions
Summary of loans, by loan type
Total loans	1,668,113	1,846,757
Consumer
Summary of loans, by loan type
Total loans	40,966	40,595
Foreign.
Summary of loans, by loan type
Total loans	$ 134,797	$ 138,970